RSU Activity Under 2007 Incentive Plan (Detail) (Restricted Stock Units (RSUs))	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Restricted Stock Units (RSUs)
Number shares
Unvested at beginning of year	666,565	793,750
Granted	65,000	450,000
Vested	(127,125)	(139,374)
Forfeited	(364,626)	(265,625)
Unvested at end of year	239,814	838,751